Document and Entity Information	Aug. 28, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000904163
Document Type	8-K/A
Document Period End Date	Aug. 28, 2019
Entity Registrant Name	AMERICAN NATIONAL INSURANCE CO
Entity Incorporation, State or Country Code	TX
Entity File Number	001-34280
Entity Tax Identification Number	74-0484030
Entity Address, Address Line One	One Moody Plaza
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550-7999
City Area Code	409
Local Phone Number	763-4661
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	ANAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K that was filed with the Securities and Exchange Commission (the “SEC”) on August 29, 2019 (the “Original Form 8-K”) by American National Insurance Company (the “Company”).